Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options
The following table shows the number of stock options granted, cancelled and the weighted average exercise price (“WAEP”) for the year:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	10,540,228	5.15	9,124,109	4.85	5,668,825	6.07
Granted during the year	513,379	17.83	1,416,119	7.05	3,455,284	2.85
Cancelled during the year (1)	(1,188,362)	3.68	—	—	—	—
At end of year	9,865,245	5.98	10,540,228	5.15	9,124,109	4.85

(1)	Related to stock options annulled or cancelled for the year, which do not necessarily coincide with the options exercised.

Summary of valuation assumptions of stock option plan
The following table shows the inputs used for the plan for the year:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	31.4%	33.5%	34.0%
Risk–free interest rate (%)	3.9%	1.9%	1.4%
Expected life of share options (years)	10	10	10
Weighted average exercise price (USD)	17.83	7.05	2.85
Model used	Black & Scholes	Black & Scholes	Black & Scholes

Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of restricted stock granted, cancelled and WAEP for the year:

	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	6,669,790	4.89	5,762,338	4.53	3,769,299	5.41
Granted during the year	519,025	17.83	940,215	7.05	1,993,039	2,85
Cancelled during the year (1)	(555,451)	2.13	(32,763)	2.95	—	—
At end of year	6,633,364	6.18	6,669,790	4.89	5,762,338	4.53

(1)	Related to restricted stock annulled or cancelled for the year, which do not necessarily coincide with the restricted stock vested.

Performance Restricted Stock [Member]
Statement [Line Items]
Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of performance restricted stock granted and WAEP for the year:

	Year ended December 31, 2023		Year ended December 31, 2022
	Number of Series A shares	WAEP	Number of Series A shares	WAEP
At beginning of year	3,705,757	7.05	—	—
Granted during the year	1,417,589	17.83	3,705,757	7.05
At end of year	5,123,346	10.03	3,705,757	7.05